Debt - Textual (Details)			1 Months Ended		9 Months Ended	12 Months Ended
		Mar. 18, 2016 USD ($)	Feb. 28, 2015 USD ($)	Oct. 31, 2014 USD ($)	Sep. 30, 2014	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 USD ($) $ / shares	Dec. 09, 2016 USD ($)	Oct. 14, 2016 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Aug. 14, 2015 USD ($) Agreement	Apr. 01, 2015 USD ($)	Sep. 18, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($) Agreement
Long-term Debt, Fiscal Year Maturity [Abstract]
2017								$ 210,000,000
2018								212,000,000
2019								2,200,000,000
2020								262,000,000
2021								31,000,000
Thereafter								6,184,000,000
Total								$ 9,099,000,000				$ 7,416,000,000
Consolidated senior secured net debt to consolidated adjusted EBITDA ratio								4.00
Number of repurchase agreements | Agreement																	2
Long-term Debt								$ 8,979,000,000				7,209,000,000
Write off of debt issuance costs								94,000,000
Restricted cash								62,000,000				39,000,000
Restricted cash	[1]							$ 2,000,000,000				0
Interest rate swaps
Long-term Debt, Fiscal Year Maturity [Abstract]
Derivative, average fixed interest rate (as a percentage)								3.19%
Term Loan, Tranche C, Due 2023
Long-term Debt, Fiscal Year Maturity [Abstract]
Restricted cash								$ 2,000,000,000
Escrow Agreement, Tranche C Term Loan
Long-term Debt, Fiscal Year Maturity [Abstract]
Restricted cash								21,000,000			$ 70,000,000
Forward Capacity Agreement
Long-term Debt, Fiscal Year Maturity [Abstract]
Total		$ 219,000,000
Proceeds from issuance of debt		$ 198,000,000
Debt Instrument, Interest Rate, Effective Percentage		4.45%
Revolving Facility
Long-term Debt, Fiscal Year Maturity [Abstract]
Maximum borrowing capacity								1,425,000,000
Line of credit facility, amount outstanding								0
Letters of credit outstanding								302,000,000
Letter of Credit
Long-term Debt, Fiscal Year Maturity [Abstract]
Basis spread on variable rate (as a percentage)					5.00%
Letter of Credit | Macquarie Bank
Long-term Debt, Fiscal Year Maturity [Abstract]
Maximum borrowing capacity															$ 55,000,000
Letters of credit outstanding								55,000,000
Term Facilities and Revolving Facility, (The Credit Agreement)
Long-term Debt, Fiscal Year Maturity [Abstract]
Maximum borrowing capacity								2,225,000,000
Term Facilities Tranche B-2
Long-term Debt, Fiscal Year Maturity [Abstract]
Repayments of debt								6,000,000
Early repayment of debt								550,000,000
Maximum borrowing capacity								$ 800,000,000
Debt instrument term								7 years
Term Facilities Tranche B-2 | Interest rate swaps
Long-term Debt, Fiscal Year Maturity [Abstract]
Derivative, notional amount								$ 769,000,000
Illinois Power Marketing | Letter of Credit and Reimbursement Agreement
Long-term Debt, Fiscal Year Maturity [Abstract]
Maximum borrowing capacity								50,000,000
Savings deposits								19,000,000
Letters of credit outstanding								25,000,000
Dynegy, Inc | Equipment Financing Agreements
Long-term Debt, Fiscal Year Maturity [Abstract]
Unamortized discount								24,000,000
Long-term Debt								73,000,000
CCA Repurchase Agreement
Long-term Debt, Fiscal Year Maturity [Abstract]
Assets repurchased under agreement to repurchase				$ 6,000,000
Assets sold under agreements to repurchase, carrying amount																	$ 6,000,000
RGGI Repurchase Agreement
Long-term Debt, Fiscal Year Maturity [Abstract]
Number of repurchase agreements | Agreement													2
Assets repurchased under agreement to repurchase			$ 23,000,000
Assets sold under agreements to repurchase, carrying amount								$ 78,000,000					$ 78,000,000			$ 12,000,000	$ 11,000,000
Assets sold under agreements to repurchase, carry rate								3.49%
Unsecured Obligations: | Dynegy, Inc
Long-term Debt, Fiscal Year Maturity [Abstract]
Total								$ 6,527,000,000				5,675,000,000
Unsecured Obligations: | Dynegy, Inc | 5.875% Senior Notes, due 2023
Long-term Debt, Fiscal Year Maturity [Abstract]
Total								$ 500,000,000				500,000,000
Interest rate, stated percentage								5.875%
Unsecured Obligations: | Dynegy, Inc | Equipment Financing Agreements
Long-term Debt, Fiscal Year Maturity [Abstract]
Total								$ 97,000,000				75,000,000
Unsecured Obligations: | Dynegy, Inc | 6.75% Senior Notes, due 2019
Long-term Debt, Fiscal Year Maturity [Abstract]
Total								$ 2,100,000,000				2,100,000,000
Interest rate, stated percentage								6.75%
Unsecured Obligations: | Dynegy, Inc | 7.375% Senior Notes, due 2022
Long-term Debt, Fiscal Year Maturity [Abstract]
Total								$ 1,750,000,000				1,750,000,000
Interest rate, stated percentage								7.375%
Unsecured Obligations: | Dynegy, Inc | 7.625% Senior Notes, due 2024
Long-term Debt, Fiscal Year Maturity [Abstract]
Total								$ 1,250,000,000				1,250,000,000
Interest rate, stated percentage								7.625%
Secured Debt | Dynegy, Inc
Long-term Debt, Fiscal Year Maturity [Abstract]
Total								$ 2,572,000,000				916,000,000
Secured Debt | Dynegy, Inc | Term Loan, Tranche C, Due 2023
Long-term Debt, Fiscal Year Maturity [Abstract]
Total	[2]							2,000,000,000				0
Secured Debt | Dynegy, Inc | Inventory Financing Agreements
Long-term Debt, Fiscal Year Maturity [Abstract]
Total								129,000,000				136,000,000
Secured Debt | Dynegy, Inc | Forward Capacity Agreement
Long-term Debt, Fiscal Year Maturity [Abstract]
Total								219,000,000				0
Secured Debt | Dynegy, Inc | Revolving Facility
Long-term Debt, Fiscal Year Maturity [Abstract]
Total								$ 0				$ 0
Secured Debt | Dynegy Finance IV, Inc. | Term Loan, Tranche C, Due 2023
Long-term Debt, Fiscal Year Maturity [Abstract]
Debt instrument term								7 years
EquiPower Acquisition | Inventory Financing Agreements
Long-term Debt, Fiscal Year Maturity [Abstract]
Maximum borrowing capacity														$ 15,000,000
Letters of credit outstanding								$ 51,000,000
Debt Instrument, Collateral Amount								$ 0
LIBOR | Term Loan, Tranche C, Due 2023
Long-term Debt, Fiscal Year Maturity [Abstract]
Basis spread on variable rate (as a percentage)								4.00%
LIBOR | Line of Credit
Long-term Debt, Fiscal Year Maturity [Abstract]
Basis spread on variable rate (as a percentage)								5.60%
Line of credit facility, commitment fee (as a percentage)								0.25%
Base Rate | Term Loan, Tranche C, Due 2023
Long-term Debt, Fiscal Year Maturity [Abstract]
Basis spread on variable rate (as a percentage)								3.00%
Coal | Inventory Financing Agreements
Long-term Debt, Fiscal Year Maturity [Abstract]
Inventory financing, debt obligation increase (as a percentage)								85.00%
Inventory financing, line of credit increase (as a percentage)								15.00%
Fuel Oils | Inventory Financing Agreements
Long-term Debt, Fiscal Year Maturity [Abstract]
Inventory financing, debt obligation increase (as a percentage)								90.00%
Inventory financing, line of credit increase (as a percentage)								10.00%
Minimum | Interest rate swaps
Long-term Debt, Fiscal Year Maturity [Abstract]
Derivative, lower fixed interest rate range (as a percentage)								1.00%
Minimum | LIBOR | Term Loan, Tranche C, Due 2023
Long-term Debt, Fiscal Year Maturity [Abstract]
Basis spread on variable rate (as a percentage)								1.00%
Amortizing Note
Long-term Debt, Fiscal Year Maturity [Abstract]
Proceeds from Issuance of Tangible Equity Units, Gross								$ 87,000,000
TEUs
Long-term Debt, Fiscal Year Maturity [Abstract]
Interest rate, stated percentage								7.00%
Proceeds from Issuance of Tangible Equity Units, Gross								$ 460,000,000
Secondary annual installments | TEUs
Long-term Debt, Fiscal Year Maturity [Abstract]
Quarterly cash installment (in dollars per unit) | $ / shares								$ 1.75
Initial Installment, due October 1, 2016 | TEUs
Long-term Debt, Fiscal Year Maturity [Abstract]
Quarterly cash installment (in dollars per unit) | $ / shares								$ 1.94
Forecast | Forward Capacity Agreement
Long-term Debt, Fiscal Year Maturity [Abstract]
Repayments of debt						$ 109,000,000	$ 110,000,000
Genco And Ad Hock Group Of Shareholders | Restructuring Support Agreement | Affiliated Entity | Genco Senior Notes
Long-term Debt, Fiscal Year Maturity [Abstract]
Early repayment of debt									$ 757,000,000	$ 825,000,000

[1]	Upon the close of the Delta Transaction, as defined herein, the proceeds from the issuance of the Tranche C Term Loan were released from escrow. Please read Note 14—Debt for further information.
[2]	At December 31, 2016, the escrowed term loan, under the Finance IV Credit Agreement, was secured by first-priority liens on amounts in the applicable escrow account which was classified as long-term Restricted cash in our consolidated balance sheet. Upon the close of the Delta Transaction, this debt obligation became Dynegy Inc.’s secured obligation. Please read Finance IV Credit Agreement below for further discussion.